Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 118,321
2016	121,745
2017	62,741
2018	27,184
2019	22,693
Thereafter	30,088
Total future minimum lease payments	$ 382,772